Nationwide Variable Insurance Trust

American Century NVIT Growth Fund	NVIT Mid Cap Index Fund
American Century NVIT Multi Cap Value Fund	NVIT Money Market Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager International Growth Fund
Invesco NVIT Comstock Value Fund	NVIT Multi-Manager International Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Large Cap Growth Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Large Cap Value Fund
NVIT Bond Index Fund	NVIT Multi-Manager Mid Cap Growth Fund
NVIT Core Bond Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Core Plus Bond Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Developing Markets Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Emerging Markets Fund	NVIT Multi-Manager Small Company Fund
NVIT Enhanced Income Fund	NVIT Multi Sector Bond Fund
NVIT Government Bond Fund	NVIT Nationwide Fund
NVIT International Equity Fund	NVIT Real Estate Fund
NVIT International Index Fund	NVIT S&P 500 Index Fund
NVIT Large Cap Growth Fund	NVIT Short Term Bond Fund
NVIT Mid Cap Index Fund	NVIT Small Cap Index Fund
Templeton NVIT International Value Fund

Supplement dated October 1, 2014
to the Statement of Additional Information dated April 30, 2014

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

On page 81 of the SAI under the subsection entitled “Subadvisers,” located under the section entitled “Investment Advisory and Other Services,” the information for Winslow Capital Management, LLC is hereby deleted and replaced with the following:

Winslow Capital Management, LLC (“Winslow Capital”) is located at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402. Winslow Capital has been an investment adviser since 1992, and was privately held until December 2008 when it became a wholly owned subsidiary of Nuveen Investments, Inc. On October 1, 2014, Nuveen Investments, Inc. became a wholly owned subsidiary of TIAA-CREF.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE